CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011	Dec. 29, 2013 Class A and B Common Stock [Member]	Dec. 30, 2012 Class A and B Common Stock [Member]	Dec. 25, 2011 Class A and B Common Stock [Member]	Dec. 29, 2013 Class C Common Stock [Member]	Dec. 30, 2012 Class C Common Stock [Member]	Dec. 25, 2011 Class C Common Stock [Member]
Revenue:
Total revenue	$ 397,267	$ 393,118	$ 351,452
Operating costs and expenses:
Total operating costs and expenses	219,237	205,249	198,709
Selling and administrative expenses	126,714	127,522	112,466
Broadcast license impairment	0	1,616	735
Total operating costs and expenses and selling and administrative expenses	345,951	334,387	311,910
Operating earnings	51,316	58,731	39,542
Other income and (expense):
Interest income	0	22	117
Interest expense	(7,706)	(4,483)	(3,642)
Other	(188)
Total other income and (expense)	(7,894)	(4,461)	(3,525)
Earnings from continuing operations before income taxes	43,422	54,270	36,017
Provision for income taxes	17,172	21,688	14,304
Earnings from continuing operations	26,250	32,582	21,713
Earnings (loss) from discontinued operations, net of applicable income tax (benefit) expense of ($13), $518 and $329, respectively	(49)	743	473
Net earnings	$ 26,201	$ 33,325	$ 22,186	$ 26,201	$ 30,701	$ 18,862	$ 0	$ 2,407	$ 3,060
Basic - Class A and B common stock:
Continuing operations (in dollars per share)				$ 0.52	$ 0.60	$ 0.36
Discontinued operations (in dollars per share)					$ 0.01	$ 0.01
Net earnings (in dollars per share)	$ 0.52	$ 0.61		$ 0.52	$ 0.61	$ 0.37	$ 0	$ 0.74	$ 0.94
Diluted - Class A and B common stock:
Continuing operations (in dollars per share)				$ 0.52	$ 0.60	$ 0.36
Discontinued operations (in dollars per share)					$ 0.01	$ 0.01
Net earnings (in dollars per share)	$ 0.52	$ 0.61	$ 0.37	$ 0.52	$ 0.61	$ 0.37
Basic and diluted - Class C common stock:
Continuing operations (in dollars per share)							$ 0	$ 0.73	$ 0.93
Discontinued operations (in dollars per share)								$ 0.01	$ 0.01
Net earnings (in dollars per share)		$ 0.74					$ 0	$ 0.74	$ 0.94